Equity (Details) - USD ($)		3 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Oct. 04, 2019	Mar. 31, 2021	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Sale of 11,500,000 Units, net of underwriting discount and offering expenses		$ 11,500,000			$ 25,000 [1]
BCP QUALTEK HOLDCO, LLC
Class of Stock [Line Items]
Sale of 11,500,000 Units, net of underwriting discount and offering expenses						$ 15,000,000		$ 25,000,000
Tax Distributions payable			$ 11,409,000		5,930,000		$ 11,409,000	5,930,000
Preferred units | BCP QUALTEK HOLDCO, LLC
Class of Stock [Line Items]
Sale of 11,500,000 Units, net of underwriting discount and offering expenses								$ 25,000,000
Sale of 11,500,000 Units, net of underwriting discount and offering expenses (in shares)								25,000
Tax Distributions			0	$ 6,694,000	6,800,000		6,700,000	$ 6,800,000
Tax Distributions payable					$ 5,900,000		11,400,000	5,900,000
Preferred units | HoldCo LLC Agreement | BCP QUALTEK HOLDCO, LLC
Class of Stock [Line Items]
Preferred stock, Liquidation preference per share	$ 1,000
Preferred stock, Additional return (in percentage)	12.00%
Preferred units | BCP QualTek II LLC,. | HoldCo LLC Agreement | BCP QUALTEK HOLDCO, LLC
Class of Stock [Line Items]
Sale of 11,500,000 Units, net of underwriting discount and offering expenses	$ 25,000,000
Sale of 11,500,000 Units, net of underwriting discount and offering expenses (in shares)	25,000
Class P Units | BCP QualTek II LLC,. | BCP QUALTEK HOLDCO, LLC
Class of Stock [Line Items]
Profit interests related expense			$ 0	$ 0			$ 0	$ 0

[1]	Includes 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).